Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents
Cash and due from banks	$ 15,777	$ 21,485
Interest-earning deposits in other banks	26,822	45,393
Total cash and cash equivalents	42,599	66,878
Securities
Available-for-sale, at fair value	101,722	129,291
Held-to-maturity (fair value of $42,643)	44,350
Restricted stock, at cost	5,463	5,463
Total securities	151,535	134,754
Loans	379,125	364,580
Less allowance for loan losses	5,085	4,580
Net loans	374,040	360,000
Premises and equipment, net	8,690	8,475
Core deposit intangible	759	894
Goodwill	4,728	4,728
Bank-owned life insurance	9,551	8,298
Accrued interest receivable and other assets	4,563	2,873
TOTAL ASSETS	596,465	586,900
Deposits
Noninterest-bearing	120,325	104,147
Interest-bearing	360,608	371,296
Total deposits	480,933	475,443
Short-term borrowings	48,671	43,992
Other borrowings	12,459	12,672
Accrued interest payable and other liabilities	1,991	2,340
Total liabilities	544,054	534,447
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,736,634 shares in 2013 and 2,736,060 in 2012	18,629	18,629
Additional paid-in capital	9,964	9,974
Retained earnings	30,232	26,962
Treasury stock at cost - 243,968 shares in 2013 and 244,542 in 2012	(4,958)	(4,976)
Accumulated other comprehensive (loss) income	(1,456)	1,864
Total shareholders' equity	52,411	52,453
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 596,465	$ 586,900